PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

(Dollars in millions)	December 31, 2025	December 31, 2024
Prepayments	$14.6	$12.3
Other receivables	1.3	1.4
Other collaboration receivables	227.8	112.7
VAT recoverable	8.1	4.6
Other current assets	1.6	—
Total	$253.4	$131.0

None of the above assets is either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default. The majority of the above balances were settled within 12 months and had no history of default. The Company estimated that the expected credit loss for the above receivables as at December 31, 2025 and 2024 is insignificant.